DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended	11 Months Ended
	Jul. 07, 2020 USD ($) $ / shares shares	Feb. 14, 2020 item	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 28, 2021 USD ($)	Mar. 03, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item		1
Sale of Units, net of underwriting discounts (in shares) | shares				27,600,000
Sale of Private Placement Warrants (in shares) | shares	7,520,000
Price of single warrant | $ / shares	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000			$ 7,520,000
Transaction Costs			$ 15,851,828	15,851,828
Underwriting fees			5,520,000	5,520,000
Deferred underwriting fees			9,660,000	9,660,000
Other offering costs			$ 671,828	671,828
Investment of Cash into Trust Account				$ 209,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent			15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Threshold business days for redemption of public shares			10 days	10 days
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Cash			791,603	491,827
Operating bank accounts			276,146,597	276,209,453
Working capital deficit			1,674,421	897,026
Franchise tax payable			$ 100,000	176,006
Investment of Cash into Trust Account				$ 209,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Loans for working capital purpose					$ 4,000,000	$ 1,500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	27,600,000		27,600,000	27,600,000
Unit price | $ / shares	$ 10.00
Proceeds from issuance of units	$ 276,000,000
Investment of Cash into Trust Account	$ 276,000,000
Investment maximum maturity term	185 days
Investment of Cash into Trust Account	$ 276,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	7,520,000			7,520,000
Price of single warrant | $ / shares	$ 1.00			$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000			$ 7,520,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	3,600,000		3,600,000	3,600,000
Unit price | $ / shares	$ 10.00